N-2	Feb. 11, 2025
Cover [Abstract]
Entity Central Index Key	0002001586
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24043
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	845-2577
Approximate Date of Commencement of Proposed Sale to Public	Jan. 22, 2025
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25 Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Patrick T. Quinn, Esq.